Sohu.com Limited Shareholders' Equity (Sohu's 2018 Share Incentive Plan, Share Option Activity, Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jul. 31, 2019	Feb. 28, 2019	Nov. 30, 2017	Sep. 30, 2017	May 31, 2016	Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 14,480,000	$ 2,350,000	$ (12,108,000)
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	395,000	(1,916,000)
Sohu.com Limited [Member] | Sohu 2010 Stock Incentive Plan [Member] | Stock Options [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options							6,000	32,000	13,000	1,068,000
Exercise prices of option granted							$ 0.001	$ 0.001	$ 0.001	$ 0.001
Sohu.com Limited [Member] | Sohu 2018 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	four equal installments
Award vesting period	4 years
Number of options granted in period	112,000
Total fair value of stock options granted	$ 26,400,000
Share-based compensation expense	2,600,000	1,900,000	(5,100,000)
Total fair values of share options vested	1,000,000.0	2,500,000	5,000,000.0
Total intrinsic value of share options exercised	$ 700,000	$ 600,000	$ 6,200,000
Sohu.com Limited [Member] | Sohu 2018 Share Incentive Plan [Member] | Stock Options [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options				34,000	477,500	20,000
Exercise prices of option granted				$ 0.001	$ 0.001	$ 0.001
Number of options granted in period	815,425,000